Consolidated Statement of Shareholders' Equity (Parentheticals)	12 Months Ended
Oct. 31, 2015 $ / shares
Common Stock [Member]
Dividends declared per share (in dollars per share)	$ 0.08
Dividends declared per share (in dollars per share)	$ 0.08